Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000259986
Shareholder Report [Line Items]
Fund Name	CORE16 Best of Breed Premier Index ETF
Class Name	CORE16 Best of Breed Premier Index ETF
Trading Symbol	BOBP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://core16etf.com/#investor-materials. You can also request this information by contacting us at 833-462-3466.
Additional Information Phone Number	833-462-3466
Additional Information Website	https://core16etf.com/#investor-materials
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
CORE16 Best of Breed Premier Index ETF	$74	0.70%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on May 20, 2025. If the Fund had been in operation for the complete full fiscal year, the costs shown would have been higher.
Footnote†	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the CORE16 Best of Breed Premier Index”). The Fund had positive performance during the fiscal period ending on April 30, 2026. The Fund returned 23.49% while the S&P 500® Index, the Fund’s broad-based index, gained 22.73%.

During the reporting period, the Fund's equal-weighted structure of 50 stocks initially weighed on relative performance as market leadership was concentrated in the Magnificent Seven, a collection of influential technology companies. As leadership broadened in early 2026, the Fund recovered and ultimately outperformed its broad-based benchmark, with semiconductor-related holdings serving as a meaningful tailwind during the April rebound. Notable individual contributors included INTC (+163%), WBD (+122%), and SNDK (+120%) over their respective holding periods, while COIN (-44%) and HOOD (-37%) were the primary detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	CORE16 Best of Breed Premier Index ETF	S&P 500 Index (USD) (TR)Footnote Reference*
May/25	$10,000	$10,000
Jun/25	$10,052	$10,461
Sep/25	$10,702	$11,311
Dec/25	$10,705	$11,611
Mar/26	$10,589	$11,108
Apr/26	$12,349	$12,273

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,789,126
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 10,988
InvestmentCompanyPortfolioTurnover	245.00%
Additional Fund Statistics [Text Block]
Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,789,126	51	$10,988	245%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Discretionary	1.2%
Consumer Staples	2.5%
Energy	3.3%
Communication Services	3.5%
Utilities	4.2%
Exchange-Traded Fund	9.4%
Materials	9.8%
Industrials	29.0%
Information Technology	36.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9.4%
Intel	3.4%
Lam Research	2.8%
CH Robinson Worldwide	2.7%
Quanta Services	2.6%
Teradyne	2.6%
Monolithic Power Systems	2.5%
Sandisk	2.5%
KLA	2.4%
Advanced Micro Devices	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-462-3466
Updated Prospectus Web Address	https://core16etf.com/#investor-materials